Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Currency Exchange Rate

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	December 31, 2025	December 31, 2024
Year-end $: HK$ exchange rate	7.7833	7.7677
Year average $: HK$ exchange rate	7.7956	7.8030

Schedule of Property Plant Equipment	The estimated useful lives of the plan and equipment are as follows:
Leasehold improvements	Over the shorter of the remaining lease term or five years
Computer	4 years
Furniture and equipment	4 years
Motor Vehicle	4 years
Construction in progress	is not depreciated until the relevant assets are completed and are available for their intended use.

Schedule of revenue disaggregated

Revenue disaggregated by timing of revenue recognition for the years ended December 31, 2025, 2024 and 2023 is disclosed in the table below:

	Years Ended December 31,
	2025	2024	2023
Revenue – Over time	2,776,889	2,206,744	—
Revenue – Point in Time	445,455	319,165	63,863
	$3,222,344	$2,525,909	$63,863

Schedule of Revenue by Geographical Areas

Information for the Group’s revenue by geographical area of the customers for the years ended December 31, 2025, 2024 and 2023:

	Years Ended December 31,
	2025	2024	2023
Hong Kong	2,591,288	2,318,605	63,863
China	631,056	115,340	—
United States	—	91,964	—
	$3,222,344	$2,525,909	$63,863

Schedule of Transactions Prices

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31 are as follows:

	As of December 31,
	2025	2024	2023
Amounts expected to be recognized as revenue:
Within one year	$499,110	$1,150,461	—
After one year	3,621	116,787	—
	$502,731	$1,267,248	$—